Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, General And Administrative Expenses
Selling, General And Administrative Expenses

	Year ended December 31, 2021	Year ended December 31, 2020

Selling and marketing	$5,259	$5,259

General and administrative:

Consulting fees and payroll	3,535	1,946

Share-based payment expense	868	983

Depreciation	211	218

Office and administration	998	878

Professional fees	1,994	2,588

Promotion and investor relations	77	428

Director fees	512	278

Transfer agent and regulatory fees	360	461

Travel	44	114

	$13,858	$13,153